Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our chief executive officer (“CEO” as used in the tables) and other named executive officers (“other NEOs”) and certain financial performance measures of Organon. For further information on Organon’s pay-for-performance philosophy and how executive compensation aligns with the company’s performance, refer to the CD&A section of this proxy statement.

Pay vs. Performance Table

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for CEO(1&2)	Compensation Actually Paid to CEO(1&3)	Compensation Table Total for Other NEOs(1&2)	Compensation Actually Paid to Other NEOs(1&3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (millions)(5)	Adjusted EBITDA (millions)(6)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	$17,117,424	$16,377,730	$4,418,474	$4,221,915	$48.05	$129.75	$864	$2,109

2023	$14,832,272	$(553,768)	$4,067,136	$761,713	$43.71	$126.39	$1,023	$2,000

2022	$13,532,980	$11,727,234	$4,131,865	$3,726,599	$79.65	$120.52	$917	$2,232

2021	$18,550,737	$14,257,800	$5,306,233	$4,039,153	$83.72	$114.88	$1,351	$1,441

1.	Kevin Ali served as the company’s CEO for the entirety of 2021, 2022, 2023, and 2024 and the company’s other NEOs for the applicable years were as follows:

Year	Other NEOs

2024	Matthew Walsh, Juan Camilo Arjona Ferreira, M.D., Susanne Fiedler, Joseph Morrissey

2023	Matthew Walsh, Susanne Fiedler, Joseph Morrissey, Kirke Weaver, Sandra Milligan, M.D.

2022	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Joseph Morrissey

2021	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Deborah Telman

2.

Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Ali and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs.

3.

To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Ali and for the average adjustments of the other NEOs for 2024 is set forth in the following table. For prior year reconciliations, please refer to the Pay vs Performance section of our 2024 Proxy Statement. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation from Summary Compensation Table to Compensation Actually Paid

	CEO	Other NEO Average(f)

	2024	2024

Summary Compensation Table Total(a)	$17,117,424	$4,418,474

Less: Reported Fair Value of Equity Awards(b)	$11,910,552	$2,652,784

Less: Reported Change in Pension Value(c)	$—	$59,439

Add: Year-End Fair Value of Equity Awards Granted in the Year(d)	$9,562,193	$2,129,746

Add: Change in Fair Value (from Prior Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Year(d)	$1,356,184	$258,948

Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(d)	$(599,551)	$(103,417)

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$852,032	$184,466

Add: Service Cost and Prior Service Cost For Benefit and Actuarial Pension Plans(e)	$—	$45,920

Compensation Actually Paid	$16,377,730	$4,221,915

(a)	Represents “Total Compensation” as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the indicated year.
(c)

Represents the aggregate change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the indicated year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(d)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting with the date that Organon’s common stock became publicly traded in June 2021, and subsequently as of each vesting date and as of the end of the indicated fiscal year, as applicable.

For options, a lattice valuation model was used to estimate the fair value as of the various measurement dates. For market-based PSUs, fair values were estimated using a Monte Carlo simulation model. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between May 1, 2020 and March 31, 2024 used an expected term between 6.40 – 7.29 years in 2024, as compared to an expected life of 5.89 years used to calculate the grant date fair value of such awards, and a dividend yield between 5.4% and 7.2% in 2024, as compared to a yield between 3.1% - 6.0% used to calculate the grant date fair value of the awards, and (ii) for the 2022 and 2023 performance awards that vest based on a Free Cash Flow metric, the PSU awards assumed a payout below target at the end of 2024 as compared to the grant date fair value calculations which assumed a payout at target. For performance awards granted in 2024, the Free Cash Flow metric payout assumption remains at target and the Cumulative Constant Currency metric payout was above target. For more information, see “Stock-Based Compensation Plans” in the Notes to Consolidated Financial Statements contained in the company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(e)

Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(f)	See footnote 1 above for the other NEOs included in the average for the indicated year.

4.

The amounts reflect the cumulative total shareholder return of Organon common stock (column (f)) and the NYSE Arca Pharmaceutical Index (column (g)) at the end of each fiscal year. In each case, the comparison assumes an initial investment of $100 on June 3, 2021 (the day on which regular-way trading of Organon common stock commenced) in our common stock, and reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance. Because we were not an independent company prior to the spinoff, we have assumed a $100 investment as of the first day of regular trading of our stock following the spinoff.

5.	The dollar amounts reported represent the net income reflected in Organon’s audited financial statements for the applicable year.

6.

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Organon’s assessment, represents the most important performance measure used to link compensation actually paid to NEOs to company performance in 2024. See Appendix A of this proxy statement for a reconciliation of 2024 Adjusted EBITDA used for purposes of determining the AIP, a non-GAAP measure, to the most directly comparable GAAP measure. The Adjusted EBITDA reported within this table differs from the Adjusted EBITDA amount reported in our fiscal year end earnings release filed with the SEC, because the Adjusted EBITDA reported herein was adjusted to exclude the impact of foreign currency exchange rates and certain business development expenses. The amount reported for 2021 ($1.441B) represents the Adjusted EBITDA for the post-spin period from June to December 2021.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote

Year	Other NEOs

2024	Matthew Walsh, Juan Camilo Arjona Ferreira, M.D., Susanne Fiedler, Joseph Morrissey

2023	Matthew Walsh, Susanne Fiedler, Joseph Morrissey, Kirke Weaver, Sandra Milligan, M.D.

2022	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Joseph Morrissey

2021	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Deborah Telman

Peer Group Issuers, Footnote

4.

The amounts reflect the cumulative total shareholder return of Organon common stock (column (f)) and the NYSE Arca Pharmaceutical Index (column (g)) at the end of each fiscal year. In each case, the comparison assumes an initial investment of $100 on June 3, 2021 (the day on which regular-way trading of Organon common stock commenced) in our common stock, and reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance. Because we were not an independent company prior to the spinoff, we have assumed a $100 investment as of the first day of regular trading of our stock following the spinoff.

PEO Total Compensation Amount	$ 17,117,424	$ 14,832,272	$ 13,532,980	$ 18,550,737
PEO Actually Paid Compensation Amount	$ 16,377,730	(553,768)	11,727,234	14,257,800
Adjustment To PEO Compensation, Footnote

3.

To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Ali and for the average adjustments of the other NEOs for 2024 is set forth in the following table. For prior year reconciliations, please refer to the Pay vs Performance section of our 2024 Proxy Statement. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation from Summary Compensation Table to Compensation Actually Paid

	CEO	Other NEO Average(f)

	2024	2024

Summary Compensation Table Total(a)	$17,117,424	$4,418,474

Less: Reported Fair Value of Equity Awards(b)	$11,910,552	$2,652,784

Less: Reported Change in Pension Value(c)	$—	$59,439

Add: Year-End Fair Value of Equity Awards Granted in the Year(d)	$9,562,193	$2,129,746

Add: Change in Fair Value (from Prior Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Year(d)	$1,356,184	$258,948

Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(d)	$(599,551)	$(103,417)

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$852,032	$184,466

Add: Service Cost and Prior Service Cost For Benefit and Actuarial Pension Plans(e)	$—	$45,920

Compensation Actually Paid	$16,377,730	$4,221,915

(a)	Represents “Total Compensation” as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the indicated year.
(c)

Represents the aggregate change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the indicated year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(d)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting with the date that Organon’s common stock became publicly traded in June 2021, and subsequently as of each vesting date and as of the end of the indicated fiscal year, as applicable.

For options, a lattice valuation model was used to estimate the fair value as of the various measurement dates. For market-based PSUs, fair values were estimated using a Monte Carlo simulation model. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between May 1, 2020 and March 31, 2024 used an expected term between 6.40 – 7.29 years in 2024, as compared to an expected life of 5.89 years used to calculate the grant date fair value of such awards, and a dividend yield between 5.4% and 7.2% in 2024, as compared to a yield between 3.1% - 6.0% used to calculate the grant date fair value of the awards, and (ii) for the 2022 and 2023 performance awards that vest based on a Free Cash Flow metric, the PSU awards assumed a payout below target at the end of 2024 as compared to the grant date fair value calculations which assumed a payout at target. For performance awards granted in 2024, the Free Cash Flow metric payout assumption remains at target and the Cumulative Constant Currency metric payout was above target. For more information, see “Stock-Based Compensation Plans” in the Notes to Consolidated Financial Statements contained in the company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(e)

Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(f)	See footnote 1 above for the other NEOs included in the average for the indicated year.

Non-PEO NEO Average Total Compensation Amount	$ 4,418,474	4,067,136	4,131,865	5,306,233
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,221,915	761,713	3,726,599	4,039,153
Adjustment to Non-PEO NEO Compensation Footnote

3.

To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Ali and for the average adjustments of the other NEOs for 2024 is set forth in the following table. For prior year reconciliations, please refer to the Pay vs Performance section of our 2024 Proxy Statement. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation from Summary Compensation Table to Compensation Actually Paid

	CEO	Other NEO Average(f)

	2024	2024

Summary Compensation Table Total(a)	$17,117,424	$4,418,474

Less: Reported Fair Value of Equity Awards(b)	$11,910,552	$2,652,784

Less: Reported Change in Pension Value(c)	$—	$59,439

Add: Year-End Fair Value of Equity Awards Granted in the Year(d)	$9,562,193	$2,129,746

Add: Change in Fair Value (from Prior Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Year(d)	$1,356,184	$258,948

Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(d)	$(599,551)	$(103,417)

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$852,032	$184,466

Add: Service Cost and Prior Service Cost For Benefit and Actuarial Pension Plans(e)	$—	$45,920

Compensation Actually Paid	$16,377,730	$4,221,915

(a)	Represents “Total Compensation” as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the indicated year.
(c)

Represents the aggregate change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the indicated year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(d)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting with the date that Organon’s common stock became publicly traded in June 2021, and subsequently as of each vesting date and as of the end of the indicated fiscal year, as applicable.

For options, a lattice valuation model was used to estimate the fair value as of the various measurement dates. For market-based PSUs, fair values were estimated using a Monte Carlo simulation model. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between May 1, 2020 and March 31, 2024 used an expected term between 6.40 – 7.29 years in 2024, as compared to an expected life of 5.89 years used to calculate the grant date fair value of such awards, and a dividend yield between 5.4% and 7.2% in 2024, as compared to a yield between 3.1% - 6.0% used to calculate the grant date fair value of the awards, and (ii) for the 2022 and 2023 performance awards that vest based on a Free Cash Flow metric, the PSU awards assumed a payout below target at the end of 2024 as compared to the grant date fair value calculations which assumed a payout at target. For performance awards granted in 2024, the Free Cash Flow metric payout assumption remains at target and the Cumulative Constant Currency metric payout was above target. For more information, see “Stock-Based Compensation Plans” in the Notes to Consolidated Financial Statements contained in the company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(e)

Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(f)	See footnote 1 above for the other NEOs included in the average for the indicated year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid (CAP) to CEO and Average CAP to Other NEOs vs. Cumulative TSR of Company and the Peer Group

The following chart shows the relationship between CAP to our CEO and average CAP to our other NEOs, and Organon’s TSR, as well as the relationship between Organon’s TSR and the TSR of our peer group (the NYSE Arca Pharmaceutical Index).

Compensation Actually Paid vs. Net Income

Relationship Between CAP to CEO and Average CAP to Other NEOs vs. Net Income and Adjusted EBITDA

The following chart shows the relationship between CAP to our CEO and average CAP to our other NEOs, and Organon’s Net Income and Adjusted EBITDA. Organon does not currently utilize Net Income as a metric in any of our incentive programs for our CEO and other NEOs. Meanwhile, Adjusted EBITDA is a component of the AIP and serves as a threshold for the Free Cash Flow and Cumulative Constant Currency portions of the 2024 PSUs.

(1)	2021 Adjusted EBITDA of $1,441M used for purposes of determining the AIP awards only reflects the post-spin period from June to December 2021.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP to CEO and Average CAP to Other NEOs vs. Net Income and Adjusted EBITDA

The following chart shows the relationship between CAP to our CEO and average CAP to our other NEOs, and Organon’s Net Income and Adjusted EBITDA. Organon does not currently utilize Net Income as a metric in any of our incentive programs for our CEO and other NEOs. Meanwhile, Adjusted EBITDA is a component of the AIP and serves as a threshold for the Free Cash Flow and Cumulative Constant Currency portions of the 2024 PSUs.

(1)	2021 Adjusted EBITDA of $1,441M used for purposes of determining the AIP awards only reflects the post-spin period from June to December 2021.

Total Shareholder Return Vs Peer Group

Relationship Between Compensation Actually Paid (CAP) to CEO and Average CAP to Other NEOs vs. Cumulative TSR of Company and the Peer Group

The following chart shows the relationship between CAP to our CEO and average CAP to our other NEOs, and Organon’s TSR, as well as the relationship between Organon’s TSR and the TSR of our peer group (the NYSE Arca Pharmaceutical Index).

Tabular List, Table

Most Important Company Performance Measures for Determining Executive Compensation

Below is a list of financial performance measures, which in the company’s assessment represent the most important financial performance measures used by the company to link CAP to the NEOs for 2024. Please see the CD&A (beginning on page 52) for a further description of these metrics and how they are used in the company’s executive compensation program, including the AIP and 2024 PSUs:

• Adjusted EBITDA

• Constant Currency Revenue

• Free Cash Flow

• Relative TSR

Total Shareholder Return Amount	$ 48.05	43.71	79.65	83.72
Peer Group Total Shareholder Return Amount	129.75	126.39	120.52	114.88
Net Income (Loss)	$ 864,000,000	$ 1,023,000,000	$ 917,000,000	$ 1,351,000,000
Company Selected Measure Amount	2,109,000,000	2,000,000,000	2,232,000,000	1,441,000,000
PEO Name	Kevin Ali	Kevin Ali	Kevin Ali	Kevin Ali
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description

6.

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Organon’s assessment, represents the most important performance measure used to link compensation actually paid to NEOs to company performance in 2024. See Appendix A of this proxy statement for a reconciliation of 2024 Adjusted EBITDA used for purposes of determining the AIP, a non-GAAP measure, to the most directly comparable GAAP measure. The Adjusted EBITDA reported within this table differs from the Adjusted EBITDA amount reported in our fiscal year end earnings release filed with the SEC, because the Adjusted EBITDA reported herein was adjusted to exclude the impact of foreign currency exchange rates and certain business development expenses. The amount reported for 2021 ($1.441B) represents the Adjusted EBITDA for the post-spin period from June to December 2021.

Measure:: 2
Pay vs Performance Disclosure
Name	Constant Currency Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,910,552)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,562,193
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,551)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,356,184
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	852,032
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,439
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,920
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,652,784)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,129,746
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,417)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,948
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 184,466